S000038959 [Member] Investment Objectives and Goals - Midas Special Opportunities	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	MIDAS SPECIAL OPPORTUNITIES
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Midas Special Opportunities seeks capital appreciation.